Share-based compensation - Disclosure of expenses of share-based payments arrangements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	€ 9,571	€ 8,710	€ 6,276
Stock option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	7,054	7,894	5,152
Free ordinary shares program
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	2,473	1,501	1,514
Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	€ 44	€ (685)	€ (390)